Deferred Underwriter Compensation (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Deferred Underwriter Compensation (Details) [Line Items]
Percentage of underwriting discount		3.50%
Consideration of the underwriters		$ 4,020,797
Over-Allotment Option [Member]
Deferred Underwriter Compensation (Details) [Line Items]
Percentage of underwriting discount	3.50%
Consideration of the underwriters	$ 4,020,797